Segment Reporting	12 Months Ended
Apr. 30, 2016
Segment Reporting
21.	Segment Reporting

The Company’s two operating segments are B&N Retail and NOOK.

B&N Retail

This segment includes 640 bookstores as of April 30, 2016, primarily under the Barnes & Noble Booksellers trade name. These Barnes & Noble stores generally offer a comprehensive trade book title base, a café, and departments dedicated to Juvenile, Toys & Games, DVDs, Music & Vinyl, Gift, Magazine, Bargain products and a dedicated NOOK® area. The stores also offer a calendar of ongoing events, including author appearances and children’s activities. The B&N Retail segment also includes the Company’s eCommerce website, www.barnesandnoble.com, and its publishing operation, Sterling Publishing.

NOOK

This segment includes the Company’s digital business, including the development and support of the Company’s NOOK® product offerings. The digital business includes digital content such as eBooks, digital newsstand and sales of NOOK® devices and accessories to B&N.

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014
B&N Retail	$4,028,614	$4,108,243	$4,295,140
NOOK	191,520	263,833	505,862
Elimination	(56,290)	(74,968)	(167,657)

Total	$4,163,844	$4,297,108	$4,633,345

Sales by Product Line	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014
Media (a)	70%	70%	67%
Digital (b)	5%	7%	12%
Other (c)	25%	23%	21%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014
B&N Retail	$101,888	$104,373	$125,991
NOOK	33,975	39,292	42,802

Total	$135,863	$143,665	$168,793

Operating Income (Loss)	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014
B&N Retail	$113,296	$213,355	$223,202
NOOK	(98,640)	(123,161)	(260,209)

Total	$14,656	$90,194	$(37,007)

Capital Expenditures	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014
B&N Retail	$81,277	$73,783	$66,763
NOOK	12,997	21,022	29,965

Total	$94,274	$94,805	$96,728

Total Assets(d)	As of April 30, 2016	As of May 2, 2015
B&N Retail	$1,873,381	$1,633,554
NOOK	139,401	411,550
Discontinued Operations	—	1,067,327

Total	$2,012,782	$3,112,431

(a)	Includes tangible books, music, movies, rentals and newsstand.
(b)	Includes NOOK®, related accessories, eContent and warranties.
(c)	Includes Toys & Games, café products, gifts and miscellaneous other.
(d)	Excludes intercompany balances.

A reconciliation of operating income (loss) from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014
Reportable segments operating income (loss)	$14,656	$90,194	$(37,007)
Interest expense, net and amortization of deferred financing costs	(8,770)	(17,678)	(29,122)

Consolidated income (loss) before taxes	$5,886	$72,516	$(66,129)